Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of long-term debt at carrying value

The carrying value of total debt is summarized at December 31, 2022 and 2021 as follows:

	December 31,
(in thousands)	2022	2021
Fund I Facility	$—	$1,100
Fund II Facility	—	20,000
Fund III Facility	—	30,000
Granite Ridge Credit Agreement	—
Total debt	—	51,100
Less: Current portion of outstanding debt	—	(50,000)
Total long-term debt	$—	$1,100